Acquisitions (Schedule Summarizing Allocation of GT Nexus Purchase Consideration) (Details) - USD ($) $ in Millions	Oct. 31, 2015	Sep. 18, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Goodwill	$ 4,366.0		$ 4,045.8	$ 4,317.2	$ 4,139.8
GT Nexus, Inc. [Member]
Cash		$ 14.8
Accounts receivable, net		36.5
Other current assets		13.9
Other non-current assets		9.0
Goodwill		369.9
Deferred revenue		(11.3)
Current liabilities assumed		(32.6)
Long-term liabilities assumed		(87.7)
Noncontrolling Interests		(10.2)
Cash purchase price		675.0
Less fair value of redeemable noncontrolling interests		(125.0)
Purchase consideration		550.0
GT Nexus, Inc. [Member] | Technology [Member]
Identified intangible assets		93.3
GT Nexus, Inc. [Member] | Customer Relationships [Member]
Identified intangible assets		273.5
GT Nexus, Inc. [Member] | Tradenames [Member]
Identified intangible assets		$ 5.9